Commitments and Contingencies (Details) - Schedule of future minimum lease obligations	Dec. 31, 2020 USD ($)
Schedule of future minimum lease obligations [Abstract]
Year of 2021	$ 18,116
Year of 2022
Year of 2023
Year of 2024
Year of 2025
Thereafter
Less: lease commitments on terminations
Total	$ 18,116